Consolidated Statements Of Operations And Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net Revenues (including value added taxes, "VAT", of RMB1,359,320, RMB1,434,015 and RMB2,620,355 for the years ended December 31, 2019, 2020 and 2021, respectively)	¥ 4,657,019	$ 730,788	¥ 2,580,820	¥ 2,473,061
Operating expenses
Cost of revenues (including VAT net of refund of VAT, of RMB953,200 RMB893,909 and RMB1,950,935 for the years ended December 31, 2019, 2020 and 2021, respectively)	(2,539,998)	(398,581)	(1,316,017)	(1,389,864)
Sales and marketing expenses	(837,301)	(131,391)	(454,343)	(403,117)
General and administrative expenses	(4,271,152)	(670,237)	(3,938,565)	(1,189,423)
Research and development expenses	(729,668)	(114,501)	(413,369)	(396,692)
Provision for loans receivable	(97,658)	(15,325)	(94,160)	(127,790)
Total operating expenses	(8,475,777)	(1,330,035)	(6,216,454)	(3,506,886)
Other operating income	22,815	3,580	21,031	13,223
Loss from operations	(3,795,943)	(595,667)	(3,614,603)	(1,020,602)
Other (expense) income
Interest income	234,651	36,822	209,832	229,310
Interest expenses	(40)	(6)	(8,367)	(39,996)
Foreign exchange loss	(15,468)	(2,428)	(21,276)	(4,410)
Investment income	28,317	4,444	3,321	0
Unrealized gains from fair value changes of trading securities and derivative assets	23,967	3,761	18,140	0
Other expenses, net	7,067	1,109	(5,559)	(8,585)
Impairment loss	(111,567)	(17,507)	(22,030)	(710,331)
Share of loss in equity method investees	(11,321)	(1,777)	(11,054)	(1,729)
Total other (loss) income	155,606	24,418	163,007	(535,741)
Net loss before income tax	(3,640,337)	(571,249)	(3,451,596)	(1,556,343)
Income tax benefit (expense)	(14,191)	(2,227)	(19,336)	14,676
Net loss from continuing operations	(3,654,528)	(573,476)	(3,470,932)	(1,541,667)
Net income from discontinued operations, net of tax	0	0	452	18,010
Net loss	(3,654,528)	(573,476)	(3,470,480)	(1,523,657)
Less: net loss attributable to non-controlling interests	(80)	(13)	(8)	(7)
Net loss attributable to Full Truck Alliance Co. Ltd.	(3,654,448)	(573,463)	(3,470,472)	(1,523,650)
Deemed dividend	(518,432)	(81,353)	(120,086)	0
Net loss attributable to ordinary shareholders	¥ (4,172,880)	$ (654,816)	¥ (3,590,558)	¥ (1,523,650)
Net (loss) earning per ordinary share:
Continuing operations | (per share)	¥ (0.31)	$ (0.05)	¥ (1.05)	¥ (0.47)
Discontinued operations | (per share)	0	0	0.00	0.01
Basic and diluted—ordinary shares | (per share)	¥ (0.31)	$ (0.05)	¥ (1.05)	¥ (0.46)
Basic	13,445,972,280	13,445,972,280	3,423,687,654	3,299,723,079
Diluted	13,445,972,280	13,445,972,280	3,423,687,654	3,299,723,079
Net loss	¥ (3,654,528)	$ (573,476)	¥ (3,470,480)	¥ (1,523,657)
Other comprehensive income (loss) [Abstract]
Foreign currency translation adjustments, net of tax of nil	(533,657)	(83,742)	(498,157)	89,399
Total comprehensive loss	(4,188,185)	(657,218)	(3,968,637)	(1,434,258)
Less: comprehensive loss attributable to non-controlling interests	(80)	(13)	(8)	(7)
Comprehensive loss attributable to Full Truck Alliance Co. Ltd.	(4,188,105)	(657,205)	(3,968,629)	(1,434,251)
Deemed dividend	(518,432)	(81,353)	(120,086)	0
Comprehensive loss attributable to ordinary shareholders	¥ (4,706,537)	$ (738,558)	¥ (4,088,715)	¥ (1,434,251)